DISPOSAL GROUP HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2014
DISPOSAL GROUP HELD FOR SALE
Summary of assets and related liabilities held for sale

	December 31,
	2014	2013
Assets related to planned sale of 51% stake in Rent Nedvizhimost	2,004	—

Total assets related to disposal group held for sale	2,004	—

Liabilities related to planned sale of 51% stake in Rent Nedvizhimost	(227)	—

Current assets	238
Non-current assets	1,766

Total assets related to disposal group held for sale	2,004

Current liabilities	187
Non-current liabilities	40

Total liabilities related to disposal group held for sale	227